Restructuring Activities - Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost And Reserve [Line Items]
Other associated costs	$ 25.5	$ 34.3	$ 4.0
Restructuring charges	73.8	142.5	52.2
Total	99.3	176.8	56.2
IOP [Member]
Restructuring Cost And Reserve [Line Items]
Other associated costs	14.1	22.2
Restructuring charges	(7.0)	144.9	52.2
Total	7.1	167.1	52.2
EQIP [Member]
Restructuring Cost And Reserve [Line Items]
Other associated costs	11.4
Restructuring charges	80.8
Total	92.2
EPC [Member]
Restructuring Cost And Reserve [Line Items]
Other associated costs		12.1	4.0
Restructuring charges		(1.3)	1.0
Total		10.8	5.0
Other [Member]
Restructuring Cost And Reserve [Line Items]
Other associated costs
Restructuring charges		(1.1)	(1.0)
Total		$ (1.1)	$ (1.0)